Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
GOODWILL

Note 12:- Goodwill

The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023:

	December 31,
	2024	2023

Opening balance	$936,581	$926,161
Acquisition of subsidiaries	45,357	23,112
Classifications	32	(2,672)
Foreign currency translation adjustments	(6,890)	(10,020)
Closing balance	$975,080	$936,581

The Group performed annual impairment tests as of December 31, 2024, 2023 and 2022 and did not identify any impairment losses (see Note 2(16)). For more information regarding allocation of goodwill to each cash-generating unit see Note 25(b).

The perpetual growth rates and discount rates (corresponding to the weighted average cost of capital – “WACC”) applied for impairment testing purposes in 2024 and 2023 were as follows:

	2024		2023
	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate	Terminal Growth growth rate

Matrix (1)	10.9%-11.1%	3%	10.4%-10.7%	3%
Sapiens (2)	12.5%	1.1%-3%	11%	3%
Magic Software (3)	13-16%	3%	11.5%	3%
Other consolidated subsidiaries (4)	16.2%-17.1%	3%	16.4%	3%

(1)	The goodwill allocated to the operating segment Matrix is mainly related to two groups of cash-generating units. Cash flows are discounted using weighted pre-tax discount rates that range between 10.9% to 11.1% and a fixed growth rate of 3% in 2024 (2023 - weighted pre-tax discount rates that range between 10.4% to 10.7% and fixed growth rates of 3%). The carrying amount of goodwill allocated to the other groups of cash-generating units included in Matrix is immaterial.

(2)	The goodwill allocated to the operating segment Sapiens is mainly related to two groups of cash-generating units. Cash flows are discounted using a weighted pre-tax discount rate of 12.5% and a growth rate that range between 1.1% to 3% in 2024 (2023 - weighted pre-tax discount rates that range of 11% and fixed growth rates of 3%). The carrying amount of goodwill allocated to the other groups of cash-generating units included in Sapiens is immaterial.

(3)	The goodwill allocated to the operating segment Magic Software is related to four groups of cash-generating units. Cash flows are discounted using weighted pre-tax discount rates of 12.5% and a fixed growth rate of 3% in 2024 (2023 - weighted pre-tax discount rates of 11.5% and fixed growth rates of 3%). The carrying amount of goodwill allocated to the other groups of cash-generating units included in Magic Software is immaterial.

(4)	Goodwill is allocated across multiple groups of cash-generating units. The carrying amount of goodwill allocated to each group of cash-generating units is immaterial. The Group performed sensitivity analyses regarding the main assumptions in the impairment tests. No impairment of the goodwill tested would be recognized in the event of a reasonably possible change in the assumptions used in 2024 (the same was true for 2023). The Group performed annual impairment tests as of December 31, 2024, 2023 and 2022 and did not identify any impairment losses.